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                             CITISTREET FUNDS, INC.
                                Two Tower Center
                        East Brunswick, New Jersey 08816

                                 (732) 514-2000
                              Fax: (732) 514-2468




May 6, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  CitiStreet Funds, Inc.
             Reg. No. 33-57536


Ladies and Gentlemen:

     CitiStreet Funds, Inc. (the "Fund") hereby certifies: (1) that the text of the Fund's most recent post-effective amendment has been filed electronically; and (2) that the form of prospectus for the I Shares and for the R Shares and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment. This certification is made pursuant to Rule 497(j) in lieu of a filing under Rule 497(c).


                                    Respectfully submitted,


                                    /s/ Lori M. Renzulli
                                    ------------------------
                                    Lori M. Renzulli
                                    Secretary